Loss Per Share (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Earnings Per Share [Abstract]
Schedule of Calculation of Basic and Diluted Net Income Per Share

	June 30, 2022	December 31, 2021
	(Unaudited)	(Audited)
Numerator:
Net loss	$(425,126)	$(330,683)
Denominator:
Weighted-average shares outstanding-Basic and diluted	229,000,001	206,846,971
Loss per share
-Basic and diluted	$(0.0019)	$(0.0016)

	Year ended Dec 31, 2021	Year ended Dec 31, 2020

Numerator:
Net loss	$(330,683)	$(9,002)
Denominator:
Weighted-average shares outstanding-Basic and diluted	206,846,971	27
Loss per share
-Basic and diluted	$(0.0016)	$(333.4074)